Inventoried Costs, Net (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventoried Costs
Inventoried costs consisted of the following:

	December 31
$ in millions	2015	2014
Production costs of contracts in process	$1,218	$1,257
General and administrative expenses	293	252
	1,511	1,509
Progress and performance-based payments received	(807)	(873)
	704	636
Product inventory	103	106
Total inventoried costs, net	$807	$742